Prospectus Supplement — June 6, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Strategic Allocation Fund	1/27/2012

Effective June 6, 2012, the Fund no longer offers Class I shares. On June 7, 2012, the following additional changes are in effect:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees(b)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Other expenses	0.31%	0.31%	0.31%	0.31%	0.42%	0.31%

Acquired fund fees and expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Total annual fund operating expenses	1.26%	2.01%	2.01%	1.51%	1.12%	1.01%

(a)	Expense ratios have been adjusted to reflect current fees based on estimated allocation of Fund assets to underlying funds and other investments as of June 7, 2012.
(b)

The Fund’s investment advisory fee is equal to (i) 0.00% on the Fund’s assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the investment manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund’s assets invested in securities (other than underlying funds, including any ETFs, that pay an investment advisory fee to the investment manager), including other funds advised by the investment manager that do not pay an investment advisory fee to the investment manager, derivatives and individual securities.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$696	$952	$1,228	$2,015

Class B (if shares are redeemed)	$704	$931	$1,284	$2,149

Class B (if shares are not redeemed)	$204	$631	$1,084	$2,149

Class C (if shares are redeemed)	$304	$631	$1,084	$2,342

Class C (if shares are not redeemed)	$204	$631	$1,084	$2,342

Class R (whether or not shares are redeemed)	$154	$477	$825	$1,807

Class R4 (whether or not shares are redeemed)	$114	$356	$618	$1,368

Class Z (whether or not shares are redeemed)	$103	$322	$559	$1,241

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

The Fund’s assets may be allocated to equity, debt/fixed income and money market instruments, and investments that provide exposure to commodities markets, including the Columbia Commodity Strategy Fund. The Fund may also seek exposure to various sectors through investment in affiliated funds. This broad investment flexibility is intended to enable the Fund’s portfolio managers to allocate the Fund’s assets within or among different asset classes or market exposures in response to changing market, economic or other conditions or developments. The Fund’s equity security investments include: emerging market equities, international developed market equities, and U.S. large-, mid- and small-cap equities. These equity securities generally include common stocks, but may also include preferred stocks. The Fund’s debt/fixed-income security investments include: U.S. investment-grade bonds, international bonds, emerging market bonds, U.S. high yield (junk) bonds, convertible bonds, mortgage- and other asset-backed securities, and short-term money market instruments. The Fund may invest in fixed-income securities of any maturity or quality and does not seek to maintain a particular dollar-weighted average maturity. The Fund’s investments in money market instruments include investments in affiliated or unaffiliated money market funds or similar vehicles. In addition to an investment in Columbia Commodity Strategy Fund, the Fund may seek exposure to the commodities markets through commodity-linked investments, including commodity-linked futures, structured notes and/or swaps.

Columbia Management Investment Advisers, LLC (the investment manager) allocates the Fund’s investments from one asset class (or market exposure) to another based on the portfolio managers’ analysis of the relative attractiveness of opportunities for the Fund to achieve its objective in a given market. The investment manager considers, among other things, relative valuations, the potential for equity, debt or commodity-related investments to increase in value, expected dividends and changes in interest rates. Generally, the Fund’s portfolio will include exposure to equity and debt markets, and may include exposure to commodities markets (including, indirectly, through investments in affiliated funds); however the Fund may emphasize either debt securities or equity securities at any given time. The Fund may make significant investments in foreign securities (equity or debt), including securities of emerging market issuers, and otherwise has no geographic limits on where it may invest. The investment manager has considerable flexibility in the construction of the portfolio and may change the asset class mix on a regular basis, including from day to day. To the extent the investment manager favors a particular asset class or favors exposure to a particular market, it may invest up to 100% in that asset class or market (other than commodities markets). It is possible that during certain market cycles the Fund will not be invested in all asset classes or markets. The investment manager may actively and frequently trade securities and other instruments in the Fund’s portfolio to carry out its principal investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

In addition to investing in individual securities and shares of affiliated funds, the investment manager may use exchange-traded funds (ETFs) and certain derivative instruments, such as forward foreign currency contracts, futures (including commodity-linked, currency, equity, fixed income, index and interest rate futures) and commodity-linked structured notes and swaps in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure, to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency, commodity or other instrument), and/or to change the effective duration of the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The section entitled “Principal Risks of Investing in the Fund” that appears in the Summary of the Fund is hereby revised to replace the “Risks of Investing in Other Funds” paragraph with the following and to include the following additional risks:

Investing in Other Funds Risk.    The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The investment manager (or subadviser, as the case may be) may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Commodity Futures Trading Commission Regulatory Risk.    The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which certain registered investment companies are exempt from the definition of the term “commodity pool operator,” and, thus, not subject to regulation by the CFTC. However, the CFTC recently adopted significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals become effective as adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its investment strategies (e.g., reducing substantially the Fund’s exposure to the commodities markets) or, if deemed necessary, liquidating the Fund.

Derivatives Risk/Commodity-Linked Futures Contracts Risk.    The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore,exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Commodity-Linked Structured Notes Risk.    Investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a liquid secondary market, and risk of greater volatility than investments in traditional equity and debt markets. These instruments involve additional risks, including counterparty risk and hedging risk.

Derivatives Risk/Commodity-Linked Swaps Risk.    Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.